Financial Assets and Financial Liabilities - Scheduled Maturities of the Debt Outstanding (Detail) ₽ in Millions	Dec. 31, 2019 RUB (₽)
Disclosure of detailed information about borrowings [abstract]
On demand	₽ 373,705
2020 (current portion)	7,612
2021	4,829
2022	2,292
2023	14
2024	49
Thereafter	21
Total	₽ 388,522